anunited states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22808

PREDEX

(Exact name of registrant as specified in charter)

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 4/30/14

Item 1. Reports to Stockholders.

PREDEX

Annual Report

April 30, 2014

INVESTOR INFORMATION: (877) 940-7202

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of PREDEX. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

Enclosed please find the PREDEX (the “Fund”) audited annual financial statements for the fiscal year ended April 30, 2014. The Fund did not commence operations so did not have any change in value or performance.

Sincerely,

J. Grayson Sanders

President

PREDEX
PORTFOLIO REVIEW (Unaudited)
April 30, 2014

Composition of the Change in Value of a $10,000 Investment (since date of organization through April 30, 2014):

The Fund’s performance figures for the periods ended April 30, 2014, compared to its benchmarks:

		Annualized
		Return
		Since Date of
Total Returns as of April 30, 2014	One Year	Organization*

PREDEX	0.00%	0.00%

Barclays Aggregate Bond Index	(0.26)%	1.02%

S&P 500 Total Return Index	20.44%	23.17%

*	Date of organization was February 5, 2013.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. The Fund’s estimated total gross annual operating expenses, per its prospectus dated December 3, 2013, including underlying funds, are 0.67%. The chart does not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or the redemption of the Fund shares.

PREDEX
STATEMENT OF ASSETS AND LIABILITIES
April 30, 2014

ASSETS
Cash	$100,000
Deferred Offering Costs	54,357

Total Assets	154,357

LIABILITIES
Payable to Advisor for Offering Costs	54,357

Total Liabilities	54,357

NET ASSETS	$100,000

At April 30, 2014 the components of net assets were as follows:
Paid-in capital	$100,000

Shares of beneficial interest outstanding, Unlimited shares authorized without par value	4,000

Net asset value per share	$25.00

See notes to financial statements.

PREDEX
STATEMENT OF OPERATIONS
For the year ended April 30 , 2014

INVESTMENT INCOME	$—

EXPENSES
Organizational expenses	30,009
Less: Reimbursement from Advisor	(30,009)

NET EXPENSES	—

NET INVESTMENT INCOME BEFORE TAXES	—

INCOME TAXES	—

NET INVESTMENT INCOME AFTER TAXES	$—

See notes to financial statements.

PREDEX
STATEMENTS OF CHANGES IN NET ASSETS

		For the Period
		February 5, 2013 * to
	For the Year Ended	April 30,
	April 30, 2014	2013

Beneficial Interest Transactions:
Proceeds from shares issued	$100,000	$—

Total net increase in net assets	100,000	—
Net assets at beginning of period	—	—
Net assets at end of period	$100,000	$—

Share Activity:
Shares Sold	4,000	—

Net Increase in Shares of Beneficial Interest Outstanding	4,000	—

*	Date of organization of the Fund.

See notes to financial statements.

PREDEX
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	For the	For the Period
	Year Ended	February 5, 2013 (1)
	April 30, 2014	to April 30, 2013

Net Asset Value, Beginning of Period	$25.00	$—
From Operations:
Net investment loss (a)	—	—
Net gain (loss) from investments (both realized and unrealized)	—	—

Total from operations	—	—

Net Asset Value, End of Period	$25.00	$—

Total Return (b)	0.00%	0.00	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$100	$—
Ratio of expenses to average net assets,
before reimbursement	30.01%	0.00	% (c)(e)
net of reimbursement	0.00%	0.00	% (c)
Ratio of net investment income (loss) to average net assets	0.00%	0.00	% (c)
Portfolio turnover rate	0%	0	% (d)

(1)	Date of organization of the Fund.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Annualized.

(d)	Not annualized.

(e)	There were no net assets at April 30, 2013.

See notes to financial statements.

PREDEX
NOTES TO FINANCIAL STATEMENTS
April 30, 2014

(1)	ORGANIZATION

PREDEX (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund will engage in a continuous offering of shares and will operate as an interval fund that will offer to make quarterly repurchases of shares at net asset value. The Fund’s Investment Advisor is PREDEX Capital Management, LLC (the “Advisor”).

On December 2, 2013, by written consent, the Advisor as sole shareholder of the Fund ratified the reappointment of the Advisor and re-approval of the management agreement with the Advisor following a change of control at the Advisor.

The investment objective of the Fund is to seek income and capital appreciation.

The Fund was organized as a statutory trust on February 5, 2013 (date of organization), under the laws of the State of Delaware. The Advisor purchased the initial shares at $10.00 per share on June 7, 2013. The Fund has not yet commenced investment operations. Prior to offering shares to the public, the share price has been changed to $25.00 per share as stated in the Prospectus and the number of shares issued to the Advisor has been reduced to 4,000.

(2)	SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Organizational and Deferred Offering Costs

All costs incurred by the Fund in connection with its organization have been advanced by the Advisor subject to recoupment as described in Note 3. Organizational costs were charged to expenses as incurred. Offering costs incurred by the Fund are treated as deferred charges until operations commence and thereafter will be amortized over a 12 month period using the straight line method.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions related to the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates.

PREDEX
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014

Security Valuation

The Fund has not commenced operations and did not have any investments at April 30, 2014.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its net asset value (“NAV”) when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments will be based on available information and will not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

Security Transactions and Investment Income

Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Gains and losses are determined as fair value less cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Distributions to Shareholders

Distributions from investment income and net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return

PREDEX
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014

of capital. As of April 30, 2014, the components of distributable earnings on a tax basis consisted of $0 of undistributed ordinary income and $0 of long-term capital gains.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any will reverse in a subsequent period. There were no book-tax differences as of April 30, 2014.

Federal Income Taxes

The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent earnings are distributed to shareholders on a timely basis. The Fund has not yet commenced trading operations, but was effective September 23, 2013. The Fund did not elect to be taxed as a regulated investment company for its tax year ended April 30, 2015 or April 30, 2014. No tax expense was required for the Fund’s tax year ended April 30, 2014.

As of April 30, 2014 the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after filing.

Indemnification

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

(3)	INVESTMENT ADVISORY AND AFFILIATES

After the Fund commences operations, as compensation for its administrative and management services, the Fund will pay to the Advisor a monthly advisory fee at an annual rate of 0.45% of its average daily net assets up to $1 billion and 0.35% on net assets over $1 billion.

The Advisor, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until the Board approves its modification or termination to ensure that Net Annual Operating Expenses (including organizational and offering expenses, but excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) will not exceed 0.85% per annum of the Fund’s average daily net assets. The Agreement will allow the Advisor to recover amounts previously reimbursed for operating expenses to the Fund to the extent that the Fund’s expense ratio falls below the above indicated expense limitation. The amount that can be recovered will be limited to the difference between the actual expense ratio and

PREDEX
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014

(3)	INVESTMENT ADVISORY AND AFFILIATES (continued)

the amount of the expense limitation. Under the Agreement, the Advisor can only recover such amounts for a period of up to three fiscal years subsequent to the fiscal year fees were waived or reimbursed by the Advisor. As of April 30, 2014, the amount recoverable by the Advisor under the Agreement was $41,619. $11,610 and $30,009 are subject to recapture by April 30, 2016 and April 30, 2017, respectively.

Northern Lights Distributors, LLC (the “Distributor”) is serving as the Fund’s principal underwriter and acts as the distributor of the Fund’s shares on a best efforts basis, subject to various conditions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund. Certain officers of the Fund are also officers of NCLS, and are not paid any fees directly by the Fund for servicing in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Trustees

Once the Fund commences investment operations, the Fund will pay each Trustee who is not affiliated with the Fund or Advisor an annual fee of $20,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The Trustee who serves a Chairperson of the Audit Committee will receive an additional annual fee of $5,000. The “interested persons” who serve as Trustees of the Fund receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Fund.

PREDEX
NOTES TO FINANCIAL STATEMENTS (continued)
April 30, 2014

(4)	NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the FASB ASC 820 fair value hierarchy. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

(5)	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date of issuance of the financial statements, and determined that there are no material events or transactions that would require recognition or disclosure in the Fund’s financial statements other than the following:

On April 7, 2016, the Fund entered into a new Management Agreement and Expense Limitation Agreement with the Advisor. The Fund will now pay to the Advisor a monthly advisory fee at an annual rate of 0.55% of its average daily net assets. The Advisor will reduce its fees and/or absorb expenses of the Fund to ensure that Net Annual Operating Expenses will not exceed 1.20% per annum of the Fund’s average daily net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholder of PREDEX

We have audited the accompanying statement of assets and liabilities of PREDEX (the Fund) as of April 30, 2014, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year then ended and for the period from February 5, 2013 (date of organization) to April 30, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free from material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PREDEX as of April 30, 2014, and the results of its operations for the year then ended, the changes in its net assets and financial highlights for the year then ended and for the period from February 5, 2013 (date of organization) to April 30, 2013 in conformity with accounting principles generally accepted in the United States of America.

/s/ RSM US LLP

Denver, Colorado

April 18, 2016

PREDEX
EXPENSE EXAMPLES (unaudited)
April 30, 2014

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning
	Account	Ending
	Value	Account Value	Expenses Paid
	(11/1/13)	(4/30/14)	During the Period*

Actual	$1,000.00	$1,000.00	$ 0.00
Hypothetical
(5% return before expenses)	$1,000.00	$1,025.07	$ 0.00

*	Expenses Paid During the Period are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio of 0.00%, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE 68130.

Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Carol A. Broad Born: 1955	Trustee, since Mar. 2013	Retired, Mar. 2011 to present; Director-Private Real Estate, Russell Investments, Inc. (investment adviser), Nov. 1999 to Feb. 2011.	1	None
Edward J. Roski, Jr. Born: 1938	Trustee, since Mar. 2013	Chairman of the Board and CEO, Majestic Realty Co. (real estate development), 1980 to present.	1	None
Addison Piper Born: 1946	Trustee, since May 2013	Director, Piper Jaffray Companies 2006 to present.	1	Leuthold Funds, Inc. (9 portfolios), Renaissance Learning, Inc., Piper Jaffray Companies

Interested Trustees and Officers

Name, Address*** and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
William J. Chadwick Born: 1948	Trustee since Mar. 2013	Managing Director, Chadwick, Saylor & Co., Inc. (real estate advisory and investment banking), 1985 to present.	1	None
J. Grayson Sanders Born: 1940	President, since Mar. 2013	President and Chief Investment Officer, Managing Principal, Mission Realty Advisors, LLC (real estate advisory and investment banking), Feb., 2011 to present; None, Apr. 2010 to Jan. 2011; President, Steadfast Advisor Group, Mar. 2009 to Mar. 2010, President, CNL Fund Advisors, Co., Nov. 2004 to Mar. 2009.	n/a	n/a
Michael Achterberg Born: 1963	Treasurer, since July. 2013	Chief Operating Officer, PREDEX Capital Management, Mar. 2013 to present; CFO/CCO, TriLinc Global (investment adviser), July 2012 to Oct. 2012; CFO, CSIP Group (private equity and investment banking), Nov. 2009 to Jan. 2012; CFO/CCO, Strome Investment Management, May 1995 to May 2009.	n/a	n/a
James P. Ash Born: 1976	Secretary since Mar. 2013	Senior Vice President, Gemini Fund Services, LLC, since 2012; Vice President of Gemini Fund Services, LLC, 2011 to 2012; Director of Legal Administration, Gemini Fund Services, LLC, 2009 to 2011; Assistant Vice President of Legal Administration, Gemini Fund Services, LLC, June 2008 to 2011; Law Clerk, Gemini Fund Services, LLC, Oct. 2005 to May 2008.	n/a	n/a
William Kimme Born: 1962	Chief Compliance Officer since Mar. 2013	Compliance Officer of Northern Lights Compliance Services, LLC, 2007 to present.	n/a	n/a

*	The term of office for each Trustee and officer listed above will continue indefinitely.

**	The term “Fund Complex” refers to the PREDEX.

***	The address for all officers is c/o PREDEX, 17605 Wright Street, Suite 2, Omaha, NE 68130.

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free 1-877-940-7202.

PRIVACY NOTICE

FACTS	WHAT DOES PREDEX DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons PREDEX chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does PREDEX share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-940-7202

Who we are
Who is providing this notice?	PREDEX
What we do
How does PREDEX protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does PREDEX collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ PREDEX does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ PREDEX does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ PREDEX does not jointly market.

Investment Advisor
PREDEX Capital Management, LLC
18500 Von Karman Ave, Suite 300
Irvine, CA 92612

Distributor
Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, OH 43215

Independent Registered Public Accounting Firm
RSM US LLP
555 Seventeenth Street, Suite 1000
Denver, CO 80202

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling (877) 940-7202 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling (877) 940-7202

Item 2. Code of Ethics. Attached

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Carol A. Broad is a financial expert, as defined in Item 3 of Form N-CSR. Carol A. Broad is independent for purposes of this Item.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2014 - $7,500

(b)	Audit-Related Fees
2014 - $0

(c)	Tax Fees

2014 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2014 - $0

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee
2014
Audit-Related Fees:	100.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2014 - $2,000

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

A copy of the proxy voting policies and procedures is attached as an exhibit.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

J. Grayson Sanders

J. Grayson Sanders serves as the portfolio manager and is primarily responsible for the day-to-day management of PREDEX.  Mr. Sanders has served as President and Chief Investment Officer of the Adviser since January 2013.  Additionally, Mr. Sanders serves as Managing Principal of Mission Realty Advisors, LLC, a position held since February 2011.   Mr. Sanders served as President of CNL Fund Advisors, Co., from 2004 to 2009 where he created and managed a global REIT mutual fund.

Previously, Mr. Sanders served from 2000 to 2004 as a Managing Director with AIG Global Real Estate Investment Corp. in New York, where he managed product development and capital formation for several international, opportunistic real estate funds for large institutional investors, investing in Europe, Asia and Mexico. Prior to AIG, Mr. Sanders was Executive Managing Director for CB Richard Ellis Investors where he was involved in product development and placement with institutional investors. From 1991 to 1996 Mr. Sanders served as Director of Real Estate for the Ameritech Pension Trust in Chicago, where he managed the $1.5 billion real estate portfolio within the $13 billion defined benefit plan.

In 1972, Mr. Sanders co-founded a real estate investment and consulting firm, The Landsing Corporation, which sponsored finite-life REITs and private partnerships.. It grew to employ over 200 professionals. After serving as an officer in the U.S. Navy for four years, Mr. Sanders began his business career at Alex Brown & Sons, the Baltimore based firm.

Mr. Sanders served on the Boards of both the Pension Real Estate Association and the National Association of Real Estate Investment Trusts where he was co-chairman of its Institutional Investor Committee. He has also served on the boards of several non-profits. He was a lecturer at Stanford Business School in 1985 where he taught a course entitled, "Essentials of Real Estate Investment and Development".  He has been a frequent speaker at trade association events and other forums over his entire career.

Mr. Sanders received a BA from the University of Virginia and an MBA from Stanford Business School where he was President of the Alumni Association in 1984.

As of April 30, 2014, J. Grayson Sanders was responsible for the management of the following types of accounts in addition to the Fund:

Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

J. Grayson Sanders is compensated through a salary.

As of April 30, 2014, the Portfolio Managers’ ownership of the Fund was as follows:

Portfolio Manager	Dollar Range of Shares Owned
J. Grayson Sanders	$10,000 to $50,000

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 4/19/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ J. Grayson Sanders

J. Grayson Sanders, Principal Executive Officer/President

Date 4/19/16

By (Signature and Title)

/s/ Michael Achterberg

Michael Achterberg, Principal Financial Officer/Treasurer

Date 4/19/16